Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	21,020,560	21,020,560	21,020,560
Common stock, shares issued	15,624,040	12,970,540	9,459,253
Common stock, shares outstanding	15,624,040	12,970,540	9,459,253